SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	3 Months Ended
Mar. 31, 2025
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4-8
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3